Lease Liabilities - Schedule of Lease Liabilities (Details)	12 Months Ended
	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2024 USD ($)
Schedule of Lease Liabilities [Line Items]
At beginning of the year	RM 1,255,340	$ 280,811	RM 744,959
Additions			886,093
Finance cost	30,413	6,803	30,288
Payment	(749,373)	(167,630)	(406,000)
At end of the year	536,380	$ 119,984	1,255,340
Lease liabilities:
Total	536,380		1,255,340	$ 119,984
Within one year [Member]
Lease liabilities:
Total future minimum lease payments	368,501		710,367	82,431
Within two to five years [Member]
Lease liabilities:
Total future minimum lease payments	RM 167,879		RM 544,973	$ 37,553